Document and Entity Information Statement	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation, State or Country Code	TX
Entity File Number	1-6402-1
Entity Tax Identification Number	74-1488375
Entity Address, Address Line One	1929 Allen Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	(713)
Local Phone Number	522-5141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	SCI
Security Exchange Name	NYSE
Entity Central Index Key	0000089089
Amendment Flag	false
Entity Registrant Name	Service Corporation International